RIGHT TO USE ASSETS AND LEASE LIABILITITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Right To Use Assets And Lease Liabilitity
SCHEDULE OF RIGHT USE OF ASSETS	Right to use assets is summarized below:
September 30, 2022
Right to use assets, net	41,517
Right to use assets, net	28,984
Total	$70,501
Right to use assets is summarized below:
December 31, 2021
Right to use assets, net	70,550
Right to use assets, net	33,574
Total	$104,124

SCHEDULE OF LEASE LIABILITY

Lease liability is summarized below:

September 30, 2022
Operating lease liability, net	42,916
Operating lease liability, net	28,984
Total	71,900
Less: short term portion	(49,479)
Long term position	$22,421

Lease liability is summarized below:

December 31, 2021
Operating lease liability, net	70,550
Operating lease liability, net	33,574
Total	104,124
Less: short term portion	(44,577)
Long term position	$59,897

SCHEDULE OF LEASE COST	Lease expense for the nine months ended September 30, 2022 was comprised of the following:
Operating lease expense	$32,549
Operating lease expense	$5,763
Lease expense for the year ended December 31, 2021 was comprised of the following:
Operating lease expense	$37,461
Operating lease expense	$55,834
Operating lease expense – related party	$3,683